Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 167,117	$ 114,791
Principal	192,125	57,228	$ 75,134
Debt repayments	521,813
Capital expenditure commitments	126,381
Other liabilities	12,039
2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	167,117
Debt repayments	325,315
Capital expenditure commitments	126,381
Other liabilities	1,000
2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	180,856
Capital expenditure commitments	0
Other liabilities	4,455
2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	5,363
Capital expenditure commitments	0
Other liabilities	1,148
2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	2,404
Capital expenditure commitments	0
Other liabilities	0
2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	7,875
Capital expenditure commitments	0
Other liabilities	5,436
Revolving credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	142,635	0	$ 0
Interest & commitment fees (estimated)	26,412
Interest (estimated)	22,447
Revolving credit facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	13,487
Interest (estimated)	11,462
Revolving credit facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	12,925
Interest (estimated)	10,985
Revolving credit facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	0
Interest (estimated)	0
Revolving credit facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	0
Interest (estimated)	0
Revolving credit facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	0
Interest (estimated)	0
Fekola Equipment Loan Facilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,875	23,102
Interest (estimated)	723
Fekola Equipment Loan Facilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	569
Fekola Equipment Loan Facilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	154
Fekola Equipment Loan Facilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Fekola Equipment Loan Facilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Fekola Equipment Loan Facilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	6,776	0
Interest (estimated)	428
Goose equipment loan facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	253
Goose equipment loan facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	140
Goose equipment loan facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	35
Goose equipment loan facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Revolving credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	150,000	$ 0
Principal | Revolving credit facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	150,000
Principal | Revolving credit facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	14,066
Principal | Fekola Equipment Loan Facilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	8,093
Principal | Fekola Equipment Loan Facilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	5,973
Principal | Fekola Equipment Loan Facilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	6,776
Principal | Goose equipment loan facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,225
Principal | Goose equipment loan facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,878
Principal | Goose equipment loan facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	673
Principal | Goose equipment loan facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	17,871
Principal | Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	5,190
Principal | Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	4,331
Principal | Lease liabilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,507
Principal | Lease liabilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,404
Principal | Lease liabilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,439
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	383,393
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	197,934
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	176,401
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	4,215
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	2,404
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 2,439